Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	$ (5,953)
Other comprehensive income/(loss)(a)	2,593		(1,831)		(734)
Sale of 19.8% of subsidiary through an IPO(b)	2,479	[1]
Balance	(3,271)		(5,953)
Net Unrealized Gain/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Sale of 19.8% of subsidiary through an IPO(b)	27	[1]
Net Unrealized Gain/(Losses) [Member] | Currency Translation Adjustment And Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(177)		944		169
Other comprehensive income/(loss)(a)	(440)	[2]	(1,121)	[2]	775	[2]
Balance	(590)		(177)		944
Net Unrealized Gain/(Losses) [Member] | Accumulated Net Gain (Loss) From Derivative Financial Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(161)		(183)		(79)
Other comprehensive income/(loss)(a)	240	[2]	22	[2]	(104)	[2]
Balance	79		(161)		(183)
Net Unrealized Gain/(Losses) [Member] | Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	236		(132)		28
Other comprehensive income/(loss)(a)	(86)	[2]	368	[2]	(160)	[2]
Balance	150		236		(132)
Accumulated Defined Benefit Plans Adjustment [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(6,110)		(5,120)		(3,947)
Other comprehensive income/(loss)(a)	2,887	[2]	(990)	[2]	(1,173)	[2]
Balance	(3,223)		(6,110)		(5,120)
Accumulated Defined Benefit Plans Adjustment [Member] | Prior Service (Costs)/ Credits And Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	259		362		389
Other comprehensive income/(loss)(a)	54	[2]	(103)	[2]	(27)	[2]
Balance	313		259		362
Accum. Other Comp. Loss
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(5,953)		(4,129)		(3,440)
Other comprehensive income/(loss)(a)	2,655	[2]	(1,824)	[2]	(689)	[2]
Sale of 19.8% of subsidiary through an IPO(b)	27	[1]
Balance	$ (3,271)		$ (5,953)		$ (4,129)

[1]	Relates to Zoetis (our former Animal Health subsidiary). See Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.
[2]	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $62 million loss in 2013, $7 million loss in 2012 and$45 million loss in 2011.